Costs and expenses by nature Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses	R$ 0	R$ 0	R$ 51,022
Depreciation and amortization	54,479	51,474	62,445
Cost of services
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses			186
Depreciation and amortization	43,905	36,757	24,857
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses			43,200
Depreciation and amortization	10,570	11,463	12,721
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Impairment losses			7,636
Depreciation and amortization	R$ 4	R$ 3,255	R$ 24,867